GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.4 - Schedule 6

Data Compare

Run Date - 05/05/2021 8:48:10 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	not a qualified mortgage	QM	verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Originator DTI	XXXXXXXXXX	XXXXXXXXXX	verified